Long-Term Investments (Details) - Schedule of components of equity investments accounted for using the equity method - USD ($)		12 Months Ended
	Mar. 24, 2022	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule of Equity Method Investments [Line Items]
Balance at beginning of the year		$ 771,520
Gain (loss) from equity method investments		580,816	(4,320)
Foreign exchange gain (loss)		(925,727)	19,282
Balance at end of the year		24,989,651	771,520
Beijing Deran Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Beijing Deran			756,558
Beijing Hongxinwanda Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investment in Beijing Deran		25,559,996
Business Combination [Member]
Schedule of Equity Method Investments [Line Items]
Business combination achieved in stages		$ (996,954)
Business Combination [Member] | Beijing Deran Technology Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Business combination achieved in stages	$ (996,954)